UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Science & Technology Fund	March 31, 2013

T. Rowe Price Science & Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 91.7%		
BUSINESS SERVICES 1.4%		
Miscellaneous Business Services 1.4%		
Bitauto Holdings, ADR (1)	188,000	1,870
Ctrip.com International, ADR (1)	613,600	13,119
RPX (1)	961,000	13,560
Vantiv, Class A (1)	351,100	8,335
Total Business Services		36,884
ENERGY 1.2%		
Energy Related 1.2%		
First Solar (1)	959,221	25,861
STR Holdings (1)(2)	2,958,300	6,419
Total Energy		32,280
HARDWARE 18.0%		
Consumer Electronics 9.1%		
Apple	452,726	200,390
RealD (1)(2)	2,881,300	37,457
		237,847
Enterprise Hardware 7.8%		
Dell	9,489,380	135,983
IPG Photonics	582,500	38,684
NetApp (1)	911,100	31,123
		205,790
Supply Chain/Electronic Manufacturing 1.1%		
Jabil Circuit	1,558,800	28,807
		28,807
Total Hardware		472,444

HEALTH CARE 1.9%		
Healthcare Services 1.1%		
Hospira (1)	843,400	27,689
		27,689
Medical Devices 0.8%		
Stryker	313,900	20,479
		20,479
Total Health Care		48,168
IT SERVICES 1.0%		
IT Services 1.0%		
Accenture, Class A	330,000	25,070
Total IT Services		25,070
MEDIA 17.3%		
Internet 17.3%		
Amazon.com (1)	126,700	33,765
Angie's List (1)	1,083,864	21,417
Baidu, ADR (1)	1,541,200	135,163
Facebook (1)	1,665,900	42,614
Google, Class A (1)	189,500	150,469
Groupon (1)	1,615,400	9,886
priceline.com (1)	47,300	32,539
Sina (1)	528,900	25,699
Youku.com, Acquisition Date: 9/15/10 - 6/14/11 Acquisition Cost $— (1)(3)	10	—
Total Media		451,552
SEMICONDUCTORS 15.4%		
Analog Semiconductors 3.5%		
Avago Technologies	648,600	23,298

Intersil Holding, Class A	1,535,600	13,375
ON Semiconductor (1)	6,623,939	54,846
		91,519
Digital Semiconductors 10.5%		
Advanced Micro Devices (1)	3,611,500	9,209
Altera	1,434,300	50,875
Atmel (1)	5,656,300	39,368
Cree (1)	245,800	13,448
Marvell Technology Group	4,028,500	42,621
Mellanox Technologies (1)	714,500	39,662
Micron Technology (1)	1,527,800	15,247
NVIDIA	5,022,684	64,391
		274,821
Semiconductor Capital Equipment 1.4%		
Applied Materials	2,056,800	27,726
MEMC Electronic Materials (1)	2,132,600	9,383
		37,109
Total Semiconductors		403,449
SOFTWARE 24.8%		
Applications Software 3.9%		
Nuance Communications (1)	1,292,100	26,075
RealNetworks (1)(2)	1,960,361	15,114
Synaptics (1)	1,028,156	41,836
Workday, Lock-Up Shares, Acquisition Date: 10/13/11 - 9/28/12, Acquistion Cost $1,730 (1)(3)	129,962	7,609
Workday (1)	194,400	11,981
		102,615
Consumer Software 1.9%		
Electronic Arts (1)	712,000	12,603
Nintendo (JPY)	350,200	37,897
		50,500

Enterprise Software 0.6%		
iRobot (1)	410,700	10,538
Silver Spring Networks (1)	51,300	889
Silver Spring Networks, Acquisition Date: 12/11/09 Acquisition Cost $5,330 (1)(3)	313,529	5,162
		16,589
Infrastructure Software 12.6%		
Microsoft	6,587,600	188,471
Oracle	1,421,300	45,965
Red Hat (1)	1,866,835	94,387
		328,823
Systems Software 2.9%		
Check Point Software Technologies (1)	801,400	37,658
ServiceNow (1)	1,077,600	39,009
		76,667
Technical Software 2.9%		
Autodesk (1)	1,812,179	74,734
		74,734
Total Software		649,928
TECHNOLOGY 0.0%		
Software & Services 0.0%		
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $1,031 (1)(3)(4)	113,932	876
Total Technology		876
TELECOM EQUIPMENT 9.0%		
Wireline Equipment 9.0%		
Acme Packet (1)	403,300	11,784
Aruba Networks (1)	2,002,539	49,543
Cisco Systems	3,439,100	71,912

F5 Networks (1)	457,900	40,790
Finisar (1)	1,944,500	25,648
JDS Uniphase (1)	1,800,100	24,067
Juniper Networks (1)	687,055	12,738
Total Telecom Equipment		236,482
TELECOM SERVICES 1.7%		
Long Distance/Data 1.0%		
Akamai Technologies (1)	766,400	27,046
		27,046
Wireless - International 0.7%		
China Unicom Hong Kong (HKD)	13,522,000	18,047
		18,047
Total Telecom Services		45,093
Total Common Stocks (Cost $2,382,653)		2,402,226
CONVERTIBLE PREFERRED STOCKS 1.9%		
INTERNET & E-COMMERCE 1.5%		
Internet 1.5%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $6,730 (1)(3)(4)	1,225,084	3,354
Twitter, Acquisition Date: 9/24/09 - 9/13/11 Acquisition Cost $5,882 (1)(3)(4)	2,208,000	36,167
Total Internet & E-Commerce		39,521
TECHNOLOGY 0.4%		
Software & Services 0.4%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $1,280 (1)(3)(4)	141,484	1,088

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $8,037,000 for the period ended March 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were due to the fact that observable market data became available for the securities.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $2,578,490,000. Net unrealized gain aggregated $44,420,000 at period-end, of which $336,041,000 related to appreciated investments and $291,621,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013